Rule 497(e)
                                      Registration Nos. 333-168727 and 811-22452



                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                      AND
                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                  (EACH A "FUND" AND COLLECTIVELY THE "FUNDS")

                        SUPPLEMENT DATED AUGUST 24, 2012

         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2012


      The disclosure in the Statement of Additional Information is revised in the following manner:

      1. In the section entitled "Management of the Funds," each reference to "January 31, 2011" on pages 34 and 35 is replaced with "January 31, 2012."


      2. The section entitled "Custodian, Administrator, Fund Accountant and Transfer Agent -- Transfer Agent" is replaced in its entirety with the following:

      "Transfer Agent. BNY Mellon Investment Servicing (US) Inc. serves as the Fund's transfer agent pursuant to a Mutual Fund Services Agreement for Transfer Agency Services. Its principal address is 301 Bellevue Parkway, Wilmington, Delaware 19809."





     PLEASE KEEP THIS WITH YOUR FUND'S STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE